Other income and (expenses)	12 Months Ended
Dec. 31, 2021
Profit (loss) [abstract]
Other income and (expenses)
21.	Other income and (expenses)

(a)	This caption is comprised of the following:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)
Other income
Income from investments in associates	33,378	9,068	15,647
Gain from sale of written-off-loans (b)	11,848	12,962	11,311
Other technical income from insurance operations	8,115	11,547	13,362
Services rendered to third parties	6,836	7,843	3,859
Income from ATM rentals	4,944	3,971	3,789
Other income	24,377	16,726	22,692

Total other income	89,498	62,117	70,660

Other expenses
Sundry technical insurance expenses	(65,757)	(47,285)	(42,016)
Commissions from insurance activities	(37,920)	(28,390)	(35,266)
Technological failures (c)	(21,934)	(228)	(427)
Provision for sundry risk	(14,872)	(4,918)	(3,872)
Intangible write-offs	(10,371)	(824)	—
Donations	(4,991)	(5,509)	(5,352)
Expenses related to rental income	(4,026)	(1,993)	(3,456)
Administrative and tax penalties	(2,672)	(543)	(932)
Provision for accounts receivable	(1,123)	(7,310)	(3,303)
Provision for assets received as payment and seized assets	(637)	—	(355)
Goodwill write-off, Note 9(b)	—	—	(2,233)
Other expenses (*)	(45,889)	(47,047)	(33,951)

Total other expenses	(210,192)	(144,047)	(131,163)

(*)
During the years 2021 and 2020, other expenses correspond mainly to non-recurring
expenses derived from the
Covid-19
pandemic (implementation of safety protocols and remote working, among others) and it is comprised of different claims, among other minor expenses, during 2019, other expenses correspond mainly to expenses for different claims.

(b)
During the years 2021, 2020 and 2019, Interbank sold in cash to non-related
third parties
written-off
loan portfolios. The nominal value of the credits sold amounted to S/501,540,000, S/625,406,000 and S/587,895 ,000, respectively.

(c)	Correspond to losses that have been recognized as a consequence of the materialization of operational risks due to technological failures in transactions with customers.